Employee benefits (Details 13)	12 Months Ended
Dec. 31, 2023
PPSP-R [member]
IfrsStatementLineItems [Line Items]
Number of Years	11 years 2 months 4 days
PPSP-R Pre-70 [member]
IfrsStatementLineItems [Line Items]
Number of Years	7 years 3 months 14 days
PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Number of Years	10 years 11 months 1 day
PPSP-NR Pre-70 [member]
IfrsStatementLineItems [Line Items]
Number of Years	7 years 2 months 19 days